Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information

3. BUSINESS SEGMENT INFORMATION

In 2012, we changed the structure of our internal organization causing a change in the composition of our segments. Accordingly, we have restated the items of segment information for earlier periods to reflect the change in our internal organization, as described in our Current Report on Form 8-K, filed on November 12, 2012.

We have two principal reportable segments, which are segregated based on the products and services that each provide: (a) exploration and production, and (b) field services. Our exploration and production segment engages in the exploration, acquisition, development and production of oil, natural gas and NGLs. Our field services segment operates and manages water sourcing, water transfer and water disposal services, primarily in the Appalachian Basin.

We evaluate the performance of our business segments based on net income (loss) from continuing operations, before income taxes. All intercompany transactions, including those between consolidated business segments, are eliminated in consolidation. Summarized financial information concerning our segments is shown in the following table for 2012, 2011 and 2010 (in thousands):

	Exploration and Production	Field Services	Intercompany Eliminations	Consolidated Total
For the Year Ended December 31, 2012
Revenues	$134,736	$15,637	$(2,234)	$148,139
Inter-Segment Revenues	0	(2,234)	2,234	0

Total Revenues	134,736	13,403	0	148,139
Depreciation, Depletion and Amortization	44,955	482	0	45,437
Impairment Expense	20,505	80	0	20,585
Other Operating Expense(a)	76,063	10,859	(1,723)	85,199
Interest Expense(b)	6,424	26	0	6,450
Other (Income) Expense(c)	(105,426)	0	104	(105,322)

Income (Loss) From Continuing Operations, Before Income Taxes	$92,215	$1,956	$1,619	$95,790

Total Assets	$766,599	$12,166	$(6,055)	$772,710
Expenditures for Long-Lived Assets	$227,913	$3,134	$(707)	$230,340
Equity Method Investments	$16,978	$0	$0	$16,978
For the Year Ended December 31, 2011
Revenues	$112,088	$3,546	$(1,028)	$114,606
Inter-Segment Revenues	0	(1,028)	1,028	0

Total Revenues	112,088	2,518	0	114,606
Depreciation, Depletion and Amortization	27,670	186	0	27,856
Impairment Expense	14,316	315	0	14,631
Other Operating Expense(a)	59,917	3,169	(756)	62,330
Interest Expense(b)	2,523	1	0	2,524
Other (Income) Expense(c)	(19,021)	(100)	35	(19,086)

Income (Loss) From Continuing Operations, Before Income Taxes	$26,683	$(1,053)	$721	$26,351

Total Assets	$600,049	$7,143	$(5,641)	$601,551
Expenditures for Long-Lived Assets	$269,823	$5,571	$0	$275,394
Equity Method Investments	$41,683	$0	$0	$41,683
For the Year Ended December 31, 2010
Revenues	$67,397	$1,718	$(352)	$68,763
Inter-Segment Revenues	0	(352)	352	0

Total Revenues	67,397	1,366	0	68,763
Depreciation, Depletion and Amortization	21,422	146	0	21,568
Impairment Expense	8,424	439	0	8,863
Other Operating Expense(a)	27,820	1,538	(37)	29,321
Interest Expense(b)	1,308	0	0	1,308
Other (Income) Expense(c)	(5,602)	0	0	(5,602)

Income (Loss) From Continuing Operations, Before Income Taxes	$14,025	$(757)	$37	$13,305

Total Assets	$405,066	$2,019	$0	$407,085
Expenditures for Long-Lived Assets	$149,075	$1,323	$0	$150,398
Equity Method Investments	$18,399	$0	$0	$18,399

(a)	Includes the following expenses: production and lease operating expenses, general and administrative expenses, (gain) loss on disposal of assets, exploration expenses, field services operating expenses and other operating expense.
(b)	Totals will not agree to Consolidated Statements of Operations due to exclusion of immaterial amounts of interest income, which is included in Other (Income) Expense.
(c)	Includes the following expenses: interest income, gain (loss) on derivative, net, other income (expense) and gain (loss) on equity method investments.